Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	9 Months Ended
Sep. 30, 2019
Lab Equipment | Minimum
Property Plant And Equipment [Line Items]
Property and equipment useful life	5 years
Lab Equipment | Maximum
Property Plant And Equipment [Line Items]
Property and equipment useful life	10 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment useful life, term	Shorter of lease term or estimated useful life
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment useful life	4 years
Office and Computer Equipment | Minimum
Property Plant And Equipment [Line Items]
Property and equipment useful life	3 years
Office and Computer Equipment | Maximum
Property Plant And Equipment [Line Items]
Property and equipment useful life	5 years